Unaudited Condensed Consolidated Statements of Stockholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock [Member]	Common Stock [Member] Common Class A and Class X [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning balance at Dec. 31, 2021	$ 385,385		$ 2	$ 610,447	$ (225,043)	$ (21)
Beginning balance, Shares at Dec. 31, 2021			6,192
Net loss	(194,192)				(194,192)
Other comprehensive income (loss)	58					58
Equity-based compensation	17,620			17,620
Equity-based compensation, Shares			17
Options exercised, net of tax withholdings	2,854			2,854
Options exercised, net of tax withholdings, Shares			37
Tax withholdings on vesting of restricted stock	(183)			(183)
Tax withholdings on vesting of restricted stock, Shares			(3)
Ending balance at Dec. 31, 2022	211,542	$ 2	$ 2	630,738	(419,235)	37
Ending balance, Shares at Dec. 31, 2022		6,243	6,243
Net loss	(29,188)				(29,188)
Other comprehensive income (loss)	(224)					(224)
Equity-based compensation	9,555			9,555
Equity-based compensation, Shares		195
Tax withholdings on vesting of restricted stock	(2,128)			(2,128)
Tax withholdings on vesting of restricted stock, Shares		(73)
Ending balance at Mar. 31, 2023	189,557	$ 2		638,165	(448,423)	(187)
Ending balance, Shares at Mar. 31, 2023		6,365
Beginning balance at Dec. 31, 2022	211,542	$ 2	$ 2	630,738	(419,235)	37
Beginning balance, Shares at Dec. 31, 2022		6,243	6,243
Net loss	(152,641)				(152,641)
Other comprehensive income (loss)	(60)					(60)
Equity-based compensation	23,891			23,891
Equity-based compensation, Shares			230
Forfeiture of shares per the Forfeiture Agreement , Shares			(160)
Issuance of shares due to Employee Stock Purchase Plan	553			553
Issuance of shares due to Employee Stock Purchase Plan , Shares			47
Issuance of Equity Offering, net of issuance costs	1,653			1,653
Issuance of Equity Offering, net of issuance costs, Shares			421
Tax withholdings on vesting of restricted stock	(2,178)			(2,178)
Tax withholdings on vesting of restricted stock, Shares			(74)
Ending balance at Dec. 31, 2023	82,760	$ 2	$ 2	654,657	(571,876)	(23)
Ending balance, Shares at Dec. 31, 2023		6,707	6,707
Net loss	(14,216)				(14,216)
Other comprehensive income (loss)	38					38
Equity-based compensation	4,365			4,365
Equity-based compensation, Shares		61
Tax withholdings on vesting of restricted stock	(206)			(206)
Tax withholdings on vesting of restricted stock, Shares		(24)
Pre-funded warrants exercised, in shares		123
Ending balance at Mar. 31, 2024	$ 72,741	$ 2		$ 658,816	$ (586,092)	$ 15
Ending balance, Shares at Mar. 31, 2024		6,867